Note 4 - Segment and Revenue Information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Revenue	$ 331,037	$ 250,991	$ 165,056
Customer group 1 [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	148,481	128,650	76,184
Customer group 2 [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	29,418	18,494	16,281
United States 1 [member]
Statement Line Items [Line Items]
Revenue	172,288	144,570	86,226
Russia 1 [member]
Statement Line Items [Line Items]
Revenue	20,288	16,156	15,239
Other geographical areas [member]
Statement Line Items [Line Items]
Revenue	$ 138,460	$ 90,264	$ 63,591